Financing Arrangements	12 Months Ended
Sep. 30, 2011
Financing Arrangements/Convertible Notes [Abstract]
Financing Arrangements

Note 13 —	Financing Arrangements

In November 2007, the Company entered into an unsecured $500,000 five-year revolving credit facility with a syndicate of banks, which is available for general corporate purposes, including acquisitions and repurchases of ordinary shares that the Company may consider from time to time. The interest rate for borrowings under the revolving credit facility is chosen at the Company’s option from several pre-defined alternatives, depending on the circumstances of any advance and is based on the Company’s credit ratings. As of September 30, 2011, the Company was in compliance with the financial covenants under the revolving credit facility. In September 2010, the Company borrowed an aggregate of $200,000 under the facility and repaid it in October 2010. In September 2011, the Company borrowed an aggregate of $250,000 under the facility and repaid it in October 2011.

As of September 30, 2011, the Company had outstanding letters of credit and bank guarantees of $41,225. These were supported by a combination of the credit facilities and restricted cash balances that the Company maintains with various banks. In addition, as of September 30, 2011, the Company had outstanding obligations of $1,126 in connection with leasing arrangements.